OTHER OPERATING INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER OPERATING INCOME
Gain on sale of property, plant and equipment	$ 0.5	$ 0.3	$ 0.0
Government subsidies	4.2	7.0	5.3
Credits for research and competitiveness taxes	0.5	0.6	0.4
Insurance compensations	0.0	0.2	0.8
Other	6.1	3.3	2.5
Total	$ 11.2	$ 11.4	$ 9.0